FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Follow-on equity offering, issuance costs	$ 2,033,041
Parent Company [Member]
Follow-on equity offering, issuance costs	$ 2,033,041